Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Consolidated Statements of Comprehensive Income [Abstract]
Net loss	$ 1,214	$ 1,863	$ 3,262	$ 2,499	$ 6,244
Amounts that will not be reclassified subsequently to profit or loss:
Adjustments arising from translation financial statements from functional currency to presentation currency	266	(124)	350	(439)	(461)
Total other comprehensive (income) loss	266	(124)	350	(439)	(461)
Total comprehensive loss	$ 1,480	$ 1,739	$ 3,612	$ 2,060	$ 5,783